First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 43.4%
	Aerospace/Defense — 1.4%
$10,000,000	Howmet Aerospace, Inc.	3.75%	03/03/28	$9,873,231
14,177,000	L3Harris Technologies, Inc.	3.85%	12/15/26	14,151,802
15,000,000	L3Harris Technologies, Inc.	5.40%	01/15/27	15,070,934
15,273,000	RTX Corp.	2.65%	11/01/26	15,216,983
14,818,000	RTX Corp.	5.75%	11/08/26	14,860,814
20,000,000	RTX Corp.	3.50%	03/15/27	19,906,089
				89,079,853
	Auto Manufacturers — 0.6%
9,069,000	American Honda Finance Corp., SOFR + 0.82% (a)	4.47%	03/03/28	9,077,986
11,000,000	American Honda Finance Corp., Series A, SOFR Compounded Index + 0.93% (a)	4.59%	04/10/28	11,023,717
17,000,000	Toyota Motor Credit Corp., Series B, SOFR Compounded Index + 0.45% (a)	4.11%	01/12/28	17,011,210
				37,112,913
	Banks — 12.4%
10,000,000	Bank of America Corp. (b)	3.82%	01/20/28	9,974,506
30,000,000	Bank of America Corp. (b)	4.38%	04/27/28	29,956,024
15,000,000	Bank of America Corp. (b)	3.59%	07/21/28	14,857,956
10,000,000	Bank of America Corp. (b)	4.27%	07/23/29	9,909,795
7,000,000	Bank of New York Mellon (The) Corp. (b)	4.03%	01/22/30	6,885,919
19,050,000	Bank of New York Mellon (The) Corp., SOFR + 0.63% (a)	4.29%	01/22/30	19,055,104
16,000,000	Citibank N.A., SOFR + 0.60% (a)	4.25%	06/18/29	16,017,288
16,000,000	Citibank N.A. (b)	4.55%	06/18/29	15,949,044
10,000,000	Citigroup, Inc. (b)	4.64%	05/07/28	10,003,716
20,450,000	Citigroup, Inc. (b)	3.67%	07/24/28	20,257,499
30,000,000	Fifth Third Bank N.A. (b)	4.97%	01/28/28	30,056,705
22,000,000	First-Citizens Bank & Trust Co. (b)	5.10%	07/13/29	21,948,765
10,000,000	Goldman Sachs Bank USA, SOFR Compounded Index + 0.72% (a)	4.37%	06/03/29	10,014,829
3,000,000	Goldman Sachs Bank USA (b)	4.66%	06/03/29	2,992,701
20,105,000	Goldman Sachs Group (The), Inc. (b)	4.94%	04/23/28	20,146,951
20,000,000	Goldman Sachs Group (The), Inc. (b)	4.15%	01/21/29	19,814,526
15,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.71% (a)	4.37%	01/21/29	15,012,224
7,000,000	Goldman Sachs Group (The), Inc. (b)	4.15%	10/21/29	6,889,625
35,171,000	Huntington National Bank (The) (b)	4.87%	04/12/28	35,226,319
30,661,000	Huntington National Bank (The) (b)	4.55%	05/17/28	30,630,541
20,000,000	JPMorgan Chase & Co. (b)	5.04%	01/23/28	20,046,245
25,000,000	JPMorgan Chase & Co. (b)	3.78%	02/01/28	24,901,168
15,000,000	JPMorgan Chase & Co. (b)	5.57%	04/22/28	15,104,604
10,000,000	JPMorgan Chase & Co. (b)	4.51%	10/22/28	9,979,995
13,000,000	JPMorgan Chase & Co. (b)	4.86%	07/23/30	12,974,393
10,000,000	Morgan Stanley (b)	4.87%	07/12/29	10,001,174
15,000,000	Morgan Stanley (b)	4.24%	01/09/30	14,752,388
10,000,000	Morgan Stanley, Series I, SOFR Compounded Index + 0.85% (a)	4.51%	07/12/29	10,015,134
15,000,000	Morgan Stanley, Series I (b)	4.13%	10/18/29	14,768,936
15,000,000	Morgan Stanley Bank N.A. (b)	4.45%	10/15/27	14,999,669
15,000,000	Morgan Stanley Bank N.A. (b)	4.95%	01/14/28	15,038,100
4,000,000	Morgan Stanley Bank N.A. (b)	4.97%	07/14/28	4,011,904
10,000,000	Morgan Stanley Private Bank N.A. (b)	4.47%	07/06/28	9,986,125
8,000,000	PNC Financial Services Group (The), Inc. (b)	5.30%	01/21/28	8,028,929
6,176,000	PNC Financial Services Group (The), Inc. (b)	4.08%	01/26/29	6,118,601

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$18,000,000	PNC Financial Services Group (The), Inc., SOFR + 0.62% (a)	4.29%	01/26/29	$17,991,702
10,000,000	PNC Financial Services Group (The), Inc., SOFR Compounded Index + 0.68% (a)	4.35%	10/26/29	9,993,157
10,000,000	PNC Financial Services Group (The), Inc. (b)	4.62%	10/26/29	9,969,068
20,000,000	Regions Bank/Birmingham AL (b)	4.76%	07/27/29	19,966,893
14,057,000	Santander Holdings USA, Inc. (b)	2.49%	01/06/28	13,925,533
10,000,000	Santander Holdings USA, Inc. (b)	5.04%	06/05/30	9,952,394
8,000,000	State Street Corp. (b)	4.54%	04/24/28	8,003,337
10,000,000	Truist Bank, SOFR + 0.66% (a)	4.33%	01/27/29	10,001,099
10,000,000	Truist Bank (b)	4.14%	10/23/29	9,853,126
10,000,000	Truist Bank, Series I (b)	4.14%	01/27/29	9,912,475
15,771,000	US Bancorp (b)	2.22%	01/27/28	15,597,893
21,000,000	US Bank N.A. (b)	4.73%	05/15/28	21,028,931
15,500,000	US Bank N.A., SOFR + 0.66% (a)	4.30%	05/20/29	15,531,857
10,000,000	US Bank N.A. (b)	4.54%	05/20/29	9,966,337
15,000,000	Wells Fargo & Co. (b)	5.71%	04/22/28	15,116,200
15,000,000	Wells Fargo & Co. (b)	4.08%	09/15/29	14,779,267
10,000,000	Wells Fargo & Co. (b)	4.18%	01/23/30	9,840,102
10,000,000	Wells Fargo & Co., SOFR + 0.74% (a)	4.41%	01/23/30	9,972,698
15,000,000	Wells Fargo & Co., Series W (b)	4.90%	01/24/28	15,028,097
10,000,000	Zions Bancorp N.A. (b)	4.70%	08/18/28	9,968,543
15,000,000	Zions Bancorp N.A. (b)	4.48%	02/09/29	14,885,432
				807,611,543
	Beverages — 1.1%
15,000,000	Constellation Brands, Inc.	4.35%	05/09/27	14,992,262
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	19,488,039
10,000,000	Keurig Dr Pepper, Inc., SOFR + 0.58% (a)	4.21%	11/15/26	10,002,610
20,000,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	19,826,367
10,000,000	Keurig Dr Pepper, Inc.	4.35%	05/15/28	9,928,996
				74,238,274
	Biotechnology — 0.4%
13,096,000	Amgen, Inc.	2.60%	08/19/26	13,086,808
15,000,000	Amgen, Inc.	3.20%	11/02/27	14,765,859
				27,852,667
	Building Materials — 1.6%
28,511,000	Amrize Finance U.S. LLC	4.60%	04/07/27	28,551,523
22,500,000	Amrize Finance U.S. LLC	4.70%	04/07/28	22,505,266
32,613,000	CRH America Finance, Inc. (c)	3.40%	05/09/27	32,321,054
15,000,000	CRH America Finance, Inc. (c)	3.95%	04/04/28	14,812,390
8,611,000	Martin Marietta Materials, Inc.	3.45%	06/01/27	8,536,550
				106,726,783
	Commercial Services — 1.5%
14,584,000	Ashtead Capital, Inc. (c)	1.50%	08/12/26	14,572,996
29,700,000	Ashtead Capital, Inc. (c)	4.38%	08/15/27	29,610,759
20,000,000	Global Payments, Inc.	4.50%	11/15/28	19,740,865
20,000,000	Quanta Services, Inc.	4.75%	08/09/27	20,036,517
10,629,000	Quanta Services, Inc.	4.30%	08/09/28	10,555,123
				94,516,260

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Computers — 0.3%
$1,110,000	Dell International LLC / EMC Corp.	4.90%	10/01/26	$1,110,178
19,000,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	19,025,669
				20,135,847
	Cosmetics/Personal Care — 0.5%
35,000,000	Haleon US Capital LLC	3.38%	03/24/27	34,767,378
	Diversified Financial Services — 1.5%
15,000,000	American Express Co. (b)	5.10%	02/16/28	15,052,006
14,394,000	American Express Co., SOFR + 0.59% (a)	4.22%	02/09/29	14,407,710
10,000,000	American Express Co. (b)	4.73%	04/25/29	10,009,843
10,000,000	American Express Co., SOFR + 0.81% (a)	4.47%	07/20/29	10,049,107
25,000,000	Capital One Financial Corp. (b)	4.93%	05/10/28	25,049,440
5,375,000	Intercontinental Exchange, Inc.	3.10%	09/15/27	5,291,755
8,000,000	Intercontinental Exchange, Inc.	3.95%	12/01/28	7,885,552
10,054,000	LSEG U.S. Fin Corp. (c)	4.25%	03/23/29	9,916,139
				97,661,552
	Electric — 2.0%
13,223,000	AEP Transmission Co. LLC	3.10%	12/01/26	13,172,585
15,000,000	Constellation Energy Generation LLC	3.90%	01/08/28	14,871,492
15,000,000	Constellation Energy Generation LLC, SOFR + 0.60% (a)	4.26%	01/08/28	15,021,005
8,745,000	Georgia Power Co., SOFR Compounded Index + 0.28% (a)	3.93%	09/15/26	8,745,757
15,000,000	Georgia Power Co.	4.00%	10/01/28	14,833,146
4,206,000	Mid-Atlantic Interstate Transmission LLC (c)	4.10%	05/15/28	4,169,004
3,000,000	Public Service Co. of Colorado	4.15%	03/13/29	2,961,299
20,000,000	Virginia Electric & Power Co., Series A	3.50%	03/15/27	19,905,572
6,492,116	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	6,503,160
8,921,000	Vistra Operations Co. LLC (c)	5.05%	12/30/26	8,947,531
13,418,000	Vistra Operations Co. LLC (c)	3.70%	01/30/27	13,341,383
10,000,000	Vistra Operations Co. LLC (c)	4.30%	10/15/28	9,877,998
				132,349,932
	Electrical Components & Equipments — 0.2%
9,992,000	Molex Electronic Technologies LLC (c)	4.75%	04/30/28	10,023,016
	Electronics — 0.5%
8,706,000	Amphenol Corp.	3.80%	11/15/27	8,638,900
5,000,000	Amphenol Corp., SOFR + 0.53% (a)	4.16%	11/15/27	5,008,351
15,000,000	Amphenol Corp.	3.90%	11/15/28	14,793,985
4,381,000	Keysight Technologies, Inc.	4.60%	04/06/27	4,382,904
				32,824,140
	Environmental Control — 0.5%
30,000,000	Veralto Corp.	5.50%	09/18/26	30,018,056
	Food — 1.5%
25,000,000	Campbell’s (The) Co.	5.20%	03/19/27	25,105,738
10,000,000	Campbell’s (The) Co.	4.15%	03/15/28	9,900,813
25,567,000	Conagra Brands, Inc.	5.30%	10/01/26	25,597,501
10,000,000	General Mills, Inc.	4.20%	04/17/28	9,921,596
5,184,000	Kraft Heinz Foods Co.	3.88%	05/15/27	5,158,299
10,192,000	McCormick & Co., Inc.	3.40%	08/15/27	10,077,962
15,000,000	Sysco Corp.	3.25%	07/15/27	14,832,723
				100,594,632

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Products — 2.7%
$12,352,000	Agilent Technologies, Inc.	3.05%	09/22/26	$12,330,156
25,000,000	Agilent Technologies, Inc.	4.20%	09/09/27	24,915,125
30,000,000	Alcon Finance Corp. (c)	2.75%	09/23/26	29,928,778
20,000,000	Augusta SpinCo Corp.	4.32%	09/23/27	19,940,693
25,000,000	GE HealthCare Technologies, Inc.	5.65%	11/15/27	25,319,430
30,602,000	Solventum Corp.	5.45%	02/25/27	30,742,893
30,000,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/27	30,059,369
				173,236,444
	Healthcare-Services — 2.2%
30,000,000	Elevance Health, Inc.	4.50%	10/30/26	30,026,544
17,000,000	Elevance Health, Inc.	4.00%	09/15/28	16,775,076
18,974,000	HCA, Inc.	4.50%	02/15/27	18,977,080
15,090,000	HCA, Inc.	3.13%	03/15/27	14,965,449
8,000,000	HCA, Inc.	5.00%	03/01/28	8,037,555
15,908,000	IQVIA, Inc.	5.70%	05/15/28	16,111,304
12,000,000	Quest Diagnostics, Inc.	4.60%	12/15/27	12,016,147
25,000,000	Universal Health Services, Inc.	1.65%	09/01/26	24,946,403
				141,855,558
	Insurance — 2.1%
30,000,000	Aon North America, Inc.	5.13%	03/01/27	30,108,658
23,000,000	Arthur J. Gallagher & Co.	4.60%	12/15/27	23,010,706
29,370,000	Brown & Brown, Inc.	4.60%	12/23/26	29,397,935
20,000,000	Brown & Brown, Inc.	4.70%	06/23/28	19,973,817
30,975,000	Willis North America, Inc.	4.65%	06/15/27	31,005,795
				133,496,911
	Lodging — 0.6%
30,000,000	Hyatt Hotels Corp.	5.75%	01/30/27	30,137,729
10,000,000	Marriott International, Inc.	4.20%	07/15/27	9,975,559
				40,113,288
	Machinery-Construction & Mining — 0.4%
25,000,000	Caterpillar Financial Services Corp., SOFR + 0.40% (a)	4.06%	01/10/28	25,005,777
	Miscellaneous Manufacturing — 0.3%
19,479,000	Teledyne Technologies, Inc.	2.25%	04/01/28	18,733,233
	Packaging & Containers — 0.9%
29,543,000	Amcor Flexibles North America, Inc.	4.80%	03/17/28	29,622,103
15,000,000	Amcor Flexibles North America, Inc.	4.25%	03/08/29	14,793,925
17,388,000	Packaging Corp. of America	3.40%	12/15/27	17,113,012
				61,529,040
	Pharmaceuticals — 1.7%
5,000,000	AbbVie, Inc., SOFR Compounded Index + 0.48% (a)	4.13%	03/03/28	5,006,992
25,000,000	Becton Dickinson & Co.	3.70%	06/06/27	24,854,394
18,314,000	Becton Dickinson & Co.	4.69%	02/13/28	18,330,940
4,460,000	Cardinal Health, Inc.	4.70%	11/15/26	4,466,217
5,000,000	Cardinal Health, Inc.	3.41%	06/15/27	4,956,617
15,000,000	Cencora, Inc.	4.63%	12/15/27	15,019,104
5,000,000	Cencora, Inc.	3.95%	02/13/29	4,908,647
14,111,000	CVS Health Corp.	3.63%	04/01/27	14,042,144

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$10,000,000	CVS Health Corp.	1.30%	08/21/27	$9,672,542
10,000,000	Novartis Capital Corp., SOFR Compounded Index + 0.65% (a)	4.30%	03/16/29	10,046,436
				111,304,033
	Pipelines — 1.4%
20,820,000	Energy Transfer, L.P.	6.05%	12/01/26	20,907,567
15,000,000	Energy Transfer, L.P.	4.40%	03/15/27	14,999,724
33,389,000	Kinder Morgan, Inc.	1.75%	11/15/26	33,142,916
21,820,000	Spectra Energy Partners, L.P.	3.38%	10/15/26	21,779,794
				90,830,001
	Real Estate Investment Trusts — 0.8%
8,135,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	4.50%	09/01/26	8,134,308
24,601,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	4.25%	12/01/26	24,571,222
14,455,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	5.75%	02/01/27	14,493,127
3,584,000	VICI Properties, L.P. / VICI Note Co., Inc. (c)	3.75%	02/15/27	3,565,551
				50,764,208
	Retail — 0.3%
19,779,000	O’Reilly Automotive, Inc.	5.75%	11/20/26	19,840,480
	Semiconductors — 0.1%
5,000,000	Broadcom, Inc.	4.80%	04/15/28	5,010,547
	Shipbuilding — 0.2%
14,102,000	Huntington Ingalls Industries, Inc.	3.48%	12/01/27	13,881,094
	Software — 3.0%
30,000,000	Autodesk, Inc.	3.50%	06/15/27	29,765,842
5,852,000	Cadence Design Systems, Inc.	4.20%	09/10/27	5,828,723
5,000,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	5,000,033
6,499,000	Fidelity National Information Services, Inc.	1.65%	03/01/28	6,197,091
8,747,000	Fidelity National Information Services, Inc., Series 10Y	4.25%	05/15/28	8,610,659
19,486,000	Roper Technologies, Inc.	3.80%	12/15/26	19,451,873
18,666,000	Roper Technologies, Inc.	4.25%	09/15/28	18,491,202
20,000,000	Salesforce, Inc.	4.50%	03/15/28	19,961,840
10,000,000	Salesforce, Inc.	4.65%	03/15/29	9,958,429
10,000,000	Synopsys, Inc.	4.65%	04/01/28	9,989,469
29,891,000	VMware LLC	1.40%	08/15/26	29,856,227
30,000,000	Workday, Inc.	3.50%	04/01/27	29,808,844
				192,920,232
	Telecommunications — 0.7%
10,826,000	AT&T, Inc.	2.30%	06/01/27	10,633,760
35,000,000	T-Mobile USA, Inc.	3.75%	04/15/27	34,830,595
				45,464,355
	Total Corporate Bonds and Notes			2,819,498,047
	(Cost $2,823,321,994)
ASSET-BACKED SECURITIES — 17.6%
	37 Capital CLO 4 Ltd.
700,000	Series 2023-2A, Class AR, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.84%	04/15/35	700,699
	522 Funding CLO Ltd.
250,000	Series 2020-6A, Class A1R2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.95%	10/23/34	250,294

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	AGL CLO 1 Ltd.
$280,000	Series 2019-1A, Class ARR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.93%	10/20/34	$280,278
	AGL CLO 13 Ltd.
380,000	Series 2021-13A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.83%	10/20/34	380,095
	AGL Core CLO 36 Ltd.
125,000	Series 2024-36A, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.70%	01/23/38	125,060
	Allegro CLO X Ltd.
35,283	Series 2019-1A, Class ARR, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.86%	04/20/32	35,283
	Allegro CLO XIII Ltd.
296,250	Series 2021-1A, Class XR, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.83%	07/20/38	296,527
	Alloya Auto Receivables Trust
862,888	Series 2025-1A, Class A2 (c)	4.78%	10/25/27	863,158
7,820,000	Series 2025-1A, Class A3 (c)	4.69%	12/26/28	7,824,978
	Ally Auto Receivables Trust
1,952,542	Series 2024-1, Class A3	5.08%	12/15/28	1,959,068
2,962,670	Series 2025-1, Class A2	4.03%	07/17/28	2,962,983
	American Credit Acceptance Receivables Trust
907,333	Series 2025-3, Class A (c)	4.73%	01/12/29	908,046
9,860,496	Series 2026-1, Class A (c)	4.16%	07/12/29	9,852,121
	AmeriCredit Automobile Receivables Trust
10,000,000	Series 2025-1, Class A3 (c)	4.12%	05/20/30	9,959,630
	AMMC CLO 24 Ltd.
5,000,000	Series 2021-24A, Class AR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.93%	01/20/35	5,001,289
	Anchorage Capital CLO 20 Ltd.
600,000	Series 2021-20A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.83%	01/20/35	600,396
	Anchorage Capital CLO 21 Ltd.
600,000	Series 2021-21A, Class AR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.78%	10/20/34	600,121
	Anchorage Capital CLO 6 Ltd.
3,142,857	Series 2015-6A, Class XR4, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.83%	07/22/38	3,145,686
	Aquarian CLO 1 Ltd.
2,000,000	Series 2026-1A, Class A1, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.15%	07/20/39	1,996,397
	Ares LIV CLO Ltd.
700,000	Series 2019-54A, Class XR2, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.85%	07/15/38	700,602
	Ares LXIII CLO Ltd.
1,875,000	Series 2022-63A, Class XR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.80%	10/15/38	1,876,108
	Atlantic Avenue Ltd.
250,000	Series 2024-3A, Class A, 3 Mo. CME Term SOFR + 1.26% (a) (c)	4.99%	01/20/35	250,063

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Atlas Senior Loan Fund XV Ltd.
$108,114	Series 2019-15A, Class A1R, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.97%	10/23/32	$108,283
	Atlas Senior Loan Fund XVIII Ltd.
800,000	Series 2021-18A, Class A1R, 3 Mo. CME Term SOFR + 1.11% (a) (c)	4.84%	01/18/35	800,528
	Bain Capital Credit CLO
4,712,510	Series 2019-1A, Class AR3, 3 Mo. CME Term SOFR + 0.98% (a) (c)	4.71%	04/19/34	4,714,759
	Bain Capital Credit CLO Ltd.
3,693,815	Series 2020-1A, Class A1RR, 3 Mo. CME Term SOFR + 0.99% (a) (c)	4.72%	04/18/33	3,696,376
375,000	Series 2021-6A, Class A1R, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.82%	10/21/34	375,459
750,000	Series 2023-3A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.78%	10/24/38	750,447
1,000,000	Series 2024-3A, Class A1, 3 Mo. CME Term SOFR + 1.48% (a) (c)	5.27%	07/16/37	1,000,000
	Balboa Bay Loan Funding Ltd.
260,000	Series 2020-1A, Class A1RR, 3 Mo. CME Term SOFR + 1.29% (a) (c)	5.02%	10/20/35	260,326
	Bank of America Auto Trust
7,712,465	Series 2024-1A, Class A3 (c)	5.35%	11/15/28	7,748,641
212,011	Series 2025-1A, Class A2A (c)	4.52%	11/22/27	212,052
185,278	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.55% (a) (c)	4.17%	11/22/27	185,294
	Battalion CLO X Ltd.
3,931,361	Series 2016-10A, Class A1R3, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.92%	01/24/35	3,934,795
	Battalion CLO XIV Ltd.
4,959,846	Series 2019-14A, Class AR2, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.87%	01/20/35	4,964,060
	Battalion CLO XXI Ltd.
7,490,868	Series 2021-21A, Class AR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.90%	07/15/34	7,498,893
	Battalion CLO XXII Ltd.
599,118	Series 2021-22A, Class AR, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.91%	01/20/35	599,583
	Battery Park CLO Ltd.
190,000	Series 2019-1A, Class AR, 3 Mo. CME Term SOFR + 1.40% (a) (c)	5.15%	07/15/36	190,264
	Beechwood Park CLO Ltd.
1,900,000	Series 2019-1A, Class A1RR, 3 Mo. CME Term SOFR + 1.07% (a) (c)	4.82%	01/17/35	1,898,825
	Benefit Street Partners CLO XXII Ltd.
1,120,000	Series 2020-22A, Class ARR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.88%	04/20/35	1,120,000
	Bethpage Park CLO Ltd.
5,000,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.06% (a) (c)	4.81%	10/15/36	5,004,929
	Birch Grove CLO 9 Ltd.
3,500,000	Series 2024-9A, Class A1, 3 Mo. CME Term SOFR + 1.40% (a) (c)	5.13%	10/22/37	3,508,822

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Black Diamond CLO Ltd.
$785,000	Series 2021-1A, Class A1AR, 3 Mo. CME Term SOFR + 1.25% (a) (c)	4.98%	11/22/34	$785,652
1,285,714	Series 2022-1A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.81%	04/25/39	1,286,442
100,000	Series 2024-1A, Class A1, 3 Mo. CME Term SOFR + 1.65% (a) (c)	5.46%	10/25/37	100,291
	BlueMountain CLO Ltd.
10,400,000	Series 2015-4A, Class CR2, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.03%	04/20/30	10,411,799
925,334	Series 2016-3A, Class A1R2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.85%	11/15/30	925,776
	BlueMountain CLO XXII Ltd.
51,740	Series 2018-22A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.09%	07/15/31	51,765
	BlueMountain CLO XXVI Ltd.
4,500,000	Series 2019-26A, Class AR2, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.78%	10/20/34	4,504,051
	BlueMountain CLO XXVIII Ltd.
3,000,000	Series 2021-28A, Class X, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.80%	03/31/38	3,001,773
	BlueMountain CLO XXXI Ltd.
10,000,000	Series 2021-31A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.83%	04/19/34	10,007,753
	BlueMountain CLO XXXIV Ltd.
1,400,000	Series 2022-34A, Class AR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.88%	04/20/35	1,400,719
	BMW Vehicle Lease Trust
2,635,303	Series 2025-2, Class A2A	3.94%	11/26/27	2,634,497
	BMW Vehicle Owner Trust
8,541,509	Series 2024-A, Class A3	5.18%	02/26/29	8,585,564
	BofA Auto Trust
3,900,000	Series 2026-1A, Class A3 (c)	4.18%	10/15/30	3,872,528
	Boyce Park CLO Ltd.
500,000	Series 2022-1A, Class A1R, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.73%	04/21/35	500,340
	Bridge Street CLO I Ltd.
3,250,000	Series 2020-1A, Class XRR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.79%	07/15/39	3,251,883
	Canyon Capital CLO Ltd.
5,000,000	Series 2022-1A, Class A, 3 Mo. CME Term SOFR + 1.33% (a) (c)	5.12%	04/15/35	5,006,709
	Capital Four U.S. CLO I Ltd.
6,000,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.87%	01/18/35	6,001,352
	Carlyle Global Market Strategies CLO Ltd.
13,542,370	Series 2016-1A, Class A1R3, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.82%	04/20/34	13,552,841
	CarMax Auto Owner Trust
2,265,167	Series 2025-2, Class A2A	4.59%	07/17/28	2,267,945
2,263,281	Series 2025-2, Class A2B, 30 Day Average SOFR + 0.69% (a)	4.32%	07/17/28	2,265,741

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CarMax Select Receivables Trust
$904,407	Series 2025-A, Class A2A	4.76%	05/15/28	$905,307
1,808,813	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.68% (a)	4.31%	05/15/28	1,809,833
14,495,000	Series 2025-A, Class A3	4.77%	09/17/29	14,536,528
5,625,000	Series 2026-A, Class A3	3.99%	05/17/32	5,559,932
7,500,000	Series 2026-B, Class A3	4.64%	12/16/30	7,503,859
	CarVal CLO I Ltd.
774,738	Series 2018-1A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (c)	5.02%	07/16/31	775,115
	CarVal CLO Ltd.
2,600,000	Series 2023-1A, Class A1R, 3 Mo. CME Term SOFR + 1.44% (a) (c)	5.17%	07/20/37	2,606,342
	CarVal CLO VI-C Ltd.
3,750,000	Series 2022-1A, Class XR, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.68%	03/21/38	3,751,793
	CFIP CLO Ltd.
4,000,000	Series 2021-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.22% (a) (c)	5.21%	01/20/35	4,005,801
	Chase Auto Owner Trust
3,752,231	Series 2024-1A, Class A3 (c)	5.13%	05/25/29	3,771,203
	CIFC Funding Ltd.
200,000	Series 2021-1A, Class A1R, 3 Mo. CME Term SOFR + 1.42% (a) (c)	5.23%	07/25/37	200,493
	Citizens Auto Receivables Trust
4,041,969	Series 2024-2, Class A3 (c)	5.33%	08/15/28	4,056,273
	Clover CLO LLC
666,667	Series 2018-1A, Class XR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.78%	04/20/37	667,064
	Columbia Cent CLO Ltd.
9,257,718	Series 2021-31A, Class A1R, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.83%	04/20/34	9,262,110
244,343	Series 2022-32A, Class A1R2, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.90%	07/24/34	244,612
	CoreVest American Finance Trust
2,281,592	Series 2021-1, Class A (c)	1.57%	04/15/53	2,243,719
	CQS US CLO 7 Ltd.
250,000	Series 2026-7A, Class X, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.75%	07/17/39	250,301
	CQS US CLO Ltd.
1,350,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.93%	01/20/35	1,351,415
	Crown City CLO III
5,000,000	Series 2021-1A, Class A1AR, 3 Mo. CME Term SOFR + 1.06% (a) (c)	4.81%	07/20/34	5,002,500
	Crown Point CLO 8 Ltd.
500,000	Series 2019-8A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.19% (a) (c)	5.18%	10/20/34	500,761
	Dell Equipment Finance Trust
2,165,315	Series 2024-1, Class A3 (c)	5.39%	03/22/30	2,172,936
	DLLAA LLC
2,062,797	Series 2025-1A, Class A2 (c)	4.70%	10/20/27	2,065,453

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Dryden 113 CLO Ltd.
$1,300,000	Series 2022-113A, Class AR3, 3 Mo. CME Term SOFR + 1.09% (a) (c)	4.84%	10/15/37	$1,300,947
	Dryden 40 Senior Loan Fund
79,650	Series 2015-40A, Class AR2, 3 Mo. CME Term SOFR + CSA + 0.89% (a) (c)	4.80%	08/15/31	79,746
	Dryden 53 CLO Ltd.
8,012,723	Series 2017-53A, Class AR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.75%	01/15/31	8,016,681
	Dryden 55 CLO Ltd.
94,276	Series 2018-55A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.02% (a) (c)	5.03%	04/15/31	94,322
	Dryden 64 CLO Ltd.
58,422	Series 2018-64A, Class A, 3 Mo. CME Term SOFR + CSA + 0.97% (a) (c)	4.96%	04/18/31	58,451
1,200,000	Series 2018-64A, Class B, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (c)	5.39%	04/18/31	1,203,013
	Dryden 80 CLO Ltd.
3,315,949	Series 2019-80A, Class ARR, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.70%	01/17/33	3,317,976
	Elevation CLO Ltd.
1,350,000	Series 2022-16A, Class A1AR, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.94%	07/25/34	1,351,116
1,350,000	Series 2026-19A, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.70%	03/31/38	1,350,641
	Exeter Automobile Receivables Trust
3,327,245	Series 2026-1A, Class A2	4.08%	09/15/28	3,326,987
4,649,000	Series 2026-1A, Class A3	4.03%	03/15/30	4,633,437
10,000,000	Series 2026-3A, Class A3	4.47%	07/15/30	9,994,850
	Exeter Select Automobile Receivables Trust
503,609	Series 2025-1, Class A2	4.83%	10/16/28	503,712
3,449,041	Series 2025-2, Class A2	4.54%	06/15/29	3,452,548
1,445,000	Series 2025-2, Class A3	4.43%	08/15/30	1,443,816
8,827,522	Series 2025-3, Class A2	4.24%	05/15/29	8,823,570
4,000,000	Series 2026-1, Class A3	4.67%	06/16/31	3,998,380
	FIGRE Trust
11,632,358	Series 2026-FL1, Class A1FC, steps up to 6.49% on 03/01/2030 (c) (d)	5.49%	03/25/56	11,605,652
7,736,109	Series 2026-FL2, Class A1FC, steps up to 6.52% on 06/01/2030 (c) (d)	5.52%	06/25/56	7,737,186
	Ford Credit Auto Lease Trust
14,000,000	Series 2025-A, Class A3	4.72%	06/15/28	14,035,407
	Ford Credit Auto Owner Trust
1,391,115	Series 2023-A, Class A3	4.65%	02/15/28	1,392,323
5,593,026	Series 2024-A, Class A3	5.09%	12/15/28	5,620,290
3,974,967	Series 2025-A, Class A2A	4.47%	12/15/27	3,978,050
1,317,087	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.41% (a)	4.04%	12/15/27	1,317,480
5,726,507	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.30% (a)	3.93%	06/15/28	5,726,290
	Fortress Credit BSL XI Ltd.
6,000,000	Series 2021-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.25% (a) (c)	5.24%	07/20/34	6,009,873

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Fortress Credit BSL XIX Ltd.
$666,668	Series 2023-2A, Class XR, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.88%	07/24/36	$667,202
	Gallatin CLO VIII Ltd.
215,063	Series 2017-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.09% (a) (c)	5.10%	07/15/31	215,168
	GLS Auto Receivables Issuer Trust
12,174,961	Series 2026-1A, Class A2 (c)	4.04%	11/15/28	12,165,951
	GLS Auto Select Receivables Issuer Trust
2,510,560	Series 2026-1A, Class A2 (c)	4.05%	02/17/32	2,497,636
4,099,000	Series 2026-2A, Class A2 (c)	4.46%	06/15/32	4,092,894
17,214,000	Series 2026-3A, Class A2 (c)	4.69%	10/15/32	17,220,617
	GM Financial Automobile Leasing Trust
6,944,000	Series 2025-2, Class A3	4.58%	05/22/28	6,958,454
12,115,000	Series 2025-3, Class A3	4.17%	08/21/28	12,102,754
	GM Financial Consumer Automobile Receivables Trust
494,076	Series 2023-2, Class A3	4.47%	02/16/28	494,336
1,087,542	Series 2025-3, Class A2A	4.32%	06/16/28	1,088,293
1,087,542	Series 2025-3, Class A2B, 30 Day Average SOFR + 0.30% (a)	3.92%	06/16/28	1,087,978
	Golub Capital Partners CLO 64B-R Ltd.
1,000,000	Series 2022-64A, Class AR, 3 Mo. CME Term SOFR + 1.36% (a) (c)	5.17%	10/25/37	1,001,347
	GP-Honor Collateral Trust
9,000,000	Series 2026-A, Class A (c) (e)	5.11%	07/15/30	8,999,648
	Greywolf CLO IV Ltd.
16,999,787	Series 2019-1A, Class A1R2, 3 Mo. CME Term SOFR + 1.24% (a) (c)	4.99%	04/17/34	17,016,096
	Guggenheim CLO, Ltd.
938,629	Series 2022-2A, Class A1R, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.90%	01/15/35	939,947
	HalseyPoint CLO 4 Ltd.
10,000,000	Series 2021-4A, Class XR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	0.00%	07/20/37	10,002,500
8,000,000	Series 2021-5A, Class A1A, 3 Mo. CME Term SOFR + CSA + 1.21% (a) (c)	5.31%	01/30/35	8,005,530
	Hyundai Auto Lease Securitization Trust
1,299,986	Series 2024-B, Class A3 (c)	5.41%	05/17/27	1,300,565
4,729,821	Series 2025-B, Class A2A (c)	4.58%	09/15/27	4,735,178
2,991,664	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.70% (a) (c)	4.33%	09/15/27	2,994,444
13,736,000	Series 2025-B, Class A3 (c)	4.53%	04/17/28	13,762,436
2,466,000	Series 2026-A, Class A3 (c)	3.97%	12/15/28	2,449,510
7,000,000	Series 2026-A, Class A4 (c)	4.01%	12/17/29	6,940,541
16,100,000	Series 2026-B, Class A3 (c)	4.21%	04/16/29	16,035,814
	Hyundai Auto Receivables Trust
4,059,568	Series 2023-C, Class A3	5.54%	10/16/28	4,081,985
2,046,223	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.34% (a)	3.97%	12/15/27	2,046,332
	ICG U.S. CLO Ltd.
154,254	Series 2015-2RA, Class A1R, 3 Mo. CME Term SOFR + 0.99% (a) (c)	4.78%	01/16/33	154,254

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Jamestown CLO XVI Ltd.
$250,000	Series 2021-16A, Class AR, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.93%	07/25/34	$250,269
	Jamestown CLO XVII Ltd.
5,000,000	Series 2021-17A, Class AR, 3 Mo. CME Term SOFR + 1.20% (a) (c)	5.01%	01/25/35	5,001,569
	Jamestown CLO XVIII Ltd.
2,100,000	Series 2022-18A, Class A1R, 3 Mo. CME Term SOFR + 1.27% (a) (c)	5.08%	07/25/35	2,100,540
	John Deere Owner Trust
2,487,755	Series 2023-B, Class A3	5.18%	03/15/28	2,495,763
16,978,128	Series 2024-A, Class A3	4.96%	11/15/28	17,049,368
	KKR CLO 17 Ltd.
899,866	Series 17, Class AR, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.09%	04/15/34	900,686
	KKR CLO 24 Ltd.
43,533	Series 24, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.07%	04/20/32	43,587
	KKR CLO 25 Ltd.
600,000	Series 25, Class AR2, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.70%	07/15/34	599,565
	KKR CLO 33 Ltd.
6,750,000	Series 33A, Class AR, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.81%	07/20/34	6,753,206
	KKR CLO 36 Ltd.
800,000	Series 36A, Class AR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.90%	10/15/34	800,807
	KKR CLO 40 Ltd.
4,031,285	Series 40A, Class AR, 3 Mo. CME Term SOFR + 1.30% (a) (c)	5.03%	10/20/34	4,033,298
	KKR CLO 41 Ltd.
5,500,000	Series 2022-41A, Class A1, 3 Mo. CME Term SOFR + 1.33% (a) (c)	5.08%	04/15/35	5,507,206
	KKR CLO 46 Ltd.
300,000	Series 2023-46A, Class X, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.83%	10/20/37	300,175
	LAD Auto Receivables Trust
3,193,096	Series 2025-2A, Class A2 (c)	4.30%	07/17/28	3,194,267
	LCM 31 Ltd.
5,000,000	Series 31A, Class AR, 3 Mo. CME Term SOFR + 1.28% (a) (c)	5.01%	07/20/34	5,003,747
	LCM 37 Ltd.
156,940	Series 37A, Class A1R, 3 Mo. CME Term SOFR + 1.06% (a) (c)	4.81%	04/15/34	157,018
	LCM 41 Ltd.
800,000	Series 41A, Class A1R, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.95%	04/15/36	800,171
	Madison Park Funding XXXIX Ltd.
600,000	Series 2021-39A, Class ARR, 3 Mo. CME Term SOFR + 1.03% (a) (c)	4.76%	10/22/34	600,385
	Magnetite XL Ltd.
3,000,000	Series 2024-40A, Class A1, 3 Mo. CME Term SOFR + 1.45% (a) (c)	5.20%	07/15/37	3,000,000
	MAN GLG U.S. CLO Ltd.
1,500,000	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.30% (a) (c)	5.31%	07/15/34	1,502,812
	Marble Point CLO XXII Ltd.
3,000,000	Series 2021-2A, Class AR, 3 Mo. CME Term SOFR + 1.22% (a) (c)	5.03%	07/25/34	3,002,143

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Mercedes-Benz Auto Lease Trust
$7,295,000	Series 2026-A, Class A3	3.93%	01/15/30	$7,235,635
	Mercedes-Benz Auto Receivables Trust
1,097,376	Series 2023-1, Class A3	4.51%	11/15/27	1,097,668
12,345,443	Series 2024-1, Class A3	4.80%	04/16/29	12,382,152
155,744	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.32% (a)	3.95%	02/15/28	155,750
	Mountain View CLO XIV Ltd.
500,000	Series 2019-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.83%	10/15/34	500,568
	Mountain View CLO XIX Ltd.
3,600,000	Series 2025-1A, Class X, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.75%	10/17/38	3,602,138
	Mountain View CLO XVIII Ltd.
1,000,000	Series 2024-1A, Class A1, 3 Mo. CME Term SOFR + 1.44% (a) (c)	5.23%	10/16/37	1,002,482
	MP CLO VIII Ltd.
7,022,920	Series 2015-2A, Class AR3, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.89%	04/28/34	7,029,911
	Neuberger Berman Loan Advisers CLO 34 Ltd.
3,500,000	Series 2019-34A, Class XR2, 3 Mo. CME Term SOFR + 0.97% (a) (c)	4.70%	07/20/39	3,502,005
	Neuberger Berman Loan Advisers CLO 35 Ltd.
532,141	Series 2019-35A, Class ARR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.78%	01/19/33	532,400
	Neuberger Berman Loan Advisers CLO 43 Ltd.
1,000,000	Series 2021-43A, Class AR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.80%	07/17/36	1,000,649
	Neuberger Berman Loan Advisers CLO 50 Ltd.
2,000,000	Series 2022-50A, Class AR2, 3 Mo. CME Term SOFR + 1.04% (a) (c)	4.79%	07/23/36	2,001,415
	Nissan Auto Lease Trust
8,865	Series 2024-B, Class A2A	5.05%	06/15/27	8,869
	Obra CLO Ltd.
610,000	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 1.54% (a) (c)	5.27%	07/20/38	612,498
	OCP CLO Ltd.
272,728	Series 2020-20A, Class XR2, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.73%	04/18/37	272,872
	Octagon 54 Ltd.
10,300,000	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.12% (a) (c)	5.13%	07/15/34	10,311,154
	Octagon 57 Ltd.
500,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.07% (a) (c)	4.82%	10/15/34	500,253
	Octagon Investment Partners Ltd.
500,000	Series 2019-1A, Class A1RR, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.90%	04/15/35	500,007
	OFSI BSL X Ltd.
129,108	Series 2021-10A, Class AR, 3 Mo. CME Term SOFR + 1.27% (a) (c)	5.00%	04/20/34	129,172

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	OHA Credit Funding 12-R Ltd.
$892,500	Series 2022-12RA, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.68%	07/20/37	$892,928
	OZLM Funding II Ltd.
250,000	Series 2012-2A, Class AR4, 3 Mo. CME Term SOFR + 1.20% (a) (c)	5.04%	07/30/37	250,176
	OZLM XV Ltd.
1,753,673	Series 2016-15A, Class A1R3, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.78%	04/20/33	1,754,560
	Pagaya AI Debt Grantor Trust
2,457,436	Series 2024-10, Class A (c)	5.18%	06/15/32	2,461,052
1,772,886	Series 2024-11, Class A (c)	5.09%	07/15/32	1,775,795
519,598	Series 2024-5, Class A (c)	6.28%	10/15/31	519,889
4,971,484	Series 2025-3, Class A2 (c)	5.37%	12/15/32	4,979,219
1,308,222	Series 2025-6, Class A (c) (f)	4.50%	04/15/33	1,299,294
962,257	Series 2025-7, Class A2 (c)	4.53%	05/15/33	958,913
4,328,225	Series 2025-R3, Class A (c)	4.84%	01/18/33	4,316,568
1,006,523	Series 2026-1, Class A1 (c)	4.23%	02/15/27	1,006,378
1,499,022	Series 2026-1, Class A2 (c)	4.74%	09/15/33	1,494,624
9,500,000	Series 2026-5, Class A1 (c)	4.76%	08/16/27	9,501,833
5,412,512	Series 2026-R1, Class A (c)	4.71%	12/15/33	5,386,778
3,295,967	Series 2026-R2, Class A1 (c)	4.34%	04/15/27	3,295,628
	Palmer Square Loan Funding Ltd.
15,524,661	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 0.94% (a) (c)	4.69%	07/15/33	15,524,301
	Park Avenue Institutional Advisers CLO Ltd.
15,000,000	Series 2019-2A, Class A1RR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.80%	10/15/34	15,007,150
	PFS Financing Corp.
10,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (c)	4.58%	04/15/29	10,034,766
15,750,000	Series 2025-E, Class A, 30 Day Average SOFR + 0.70% (a) (c)	4.32%	07/15/29	15,770,795
	Pikes Peak CLO
2,050,000	Series 2018-2A, Class ARR, 3 Mo. CME Term SOFR + 1.22% (a) (c)	4.95%	10/11/34	2,051,855
6,000,000	Series 2019-3A, Class ARR, 3 Mo. CME Term SOFR + CSA + 1.20% (a) (c)	5.27%	10/25/34	6,008,270
	Porsche Financial Auto Securitization Trust
316,956	Series 2023-1A, Class A3 (c)	4.81%	09/22/28	317,229
3,288,588	Series 2025-1A, Class A2A (c)	3.91%	03/22/29	3,287,807
	Porsche Innovative Lease Owner Trust
1,932,950	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.50% (a) (c)	4.12%	12/20/27	1,934,164
4,333,000	Series 2025-1A, Class A3 (c)	4.61%	10/20/28	4,344,530
15,000,000	Series 2026-1A, Class A3	4.41%	08/20/29	14,989,842
	PPM CLO 3 Ltd.
582,711	Series 2019-3A, Class A1R2, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.87%	07/17/34	583,326
	PPM CLO 5 Ltd.
600,000	Series 2021-5A, Class AR, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.91%	10/18/34	600,702
	RCKT Trust
605,171	Series 2025-1A, Class A (c)	4.90%	07/25/34	605,917

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	RCKTL Trust
$2,830,263	Series 2025-2A, Class A (c)	4.48%	11/27/34	$2,832,012
	Research-Driven Pagaya Motor Asset Trust
2,713,617	Series 2024-3A, Class A (c)	5.28%	03/25/33	2,718,204
9,010,966	Series 2025-1A, Class A (c)	5.04%	06/27/33	9,015,016
7,500,000	Series 2026-4A, Class A2 (c)	4.92%	05/25/35	7,501,197
2,500,000	Series 2026-4A, Class A3 (c)	5.35%	05/25/35	2,500,334
12,921,829	Series 2026-R1A, Class A (c)	5.66%	07/25/34	12,899,401
	Research-Driven Pagaya Motor Trust
6,250,000	Series 2025-5A, Class A3 (c)	4.84%	06/26/34	6,229,159
9,400,000	Series 2025-6A, Class A3 (c)	5.01%	08/25/34	9,378,401
	Rockford Tower CLO Ltd.
33,283	Series 2018-1A, Class A, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.00%	05/20/31	33,306
398,152	Series 2019-2A, Class AR2, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.77%	08/20/32	398,469
1,519,052	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.17% (a) (c)	5.16%	07/20/34	1,520,189
	Romark CLO IV Ltd.
5,000,000	Series 2021-4A, Class A1R, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.89%	07/10/34	5,004,540
	Romark CLO V Ltd.
5,000,000	Series 2021-5A, Class AR, 3 Mo. CME Term SOFR + 1.19% (a) (c)	4.94%	01/15/35	5,001,185
	Santander Drive Auto Receivables Trust
2,364,906	Series 2024-4, Class A3	4.85%	01/16/29	2,366,708
2,010,890	Series 2025-3, Class A2	4.63%	10/16/28	2,012,422
	Saranac CLO VIII Ltd.
1,263,108	Series 2020-8A, Class AN, 3 Mo. CME Term SOFR + CSA + 1.35% (a) (c)	5.25%	02/20/33	1,266,590
	SBNA Auto Lease Trust
4,302,713	Series 2025-A, Class A3 (c)	4.83%	04/20/28	4,310,632
	SBNA Auto Receivables Trust
10,750,000	Series 2024-A, Class B (c)	5.29%	09/17/29	10,819,991
	SCCU Auto Receivables Trust
3,385,179	Series 2025-1A, Class A2 (c)	4.67%	11/15/28	3,390,316
7,500,000	Series 2025-1A, Class A3 (c)	4.57%	01/15/31	7,500,806
	Sixth Street CLO IX Ltd.
611,000	Series 2017-9A, Class AR, 3 Mo. CME Term SOFR + 1.38% (a) (c)	5.11%	07/21/37	612,249
	Sound Point CLO XXVI Ltd.
250,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.17% (a) (c)	5.16%	07/20/34	250,361
	Sound Point CLO XXXII Ltd.
2,000,000	Series 2021-4A, Class AR, 3 Mo. CME Term SOFR + 1.03% (a) (c)	4.84%	10/25/34	2,001,627
	Southwick Park CLO LLC
5,333,278	Series 2019-4A, Class A1RR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.73%	07/20/32	5,337,433
	Steele Creek CLO Ltd.
178,772	Series 2018-1A, Class B, 3 Mo. CME Term SOFR + CSA + 1.48% (a) (c)	5.49%	04/15/31	179,381

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Stellantis Financial Underwritten Enhanced Lease Trust
$7,793,063	Series 2025-AA, Class A2 (c)	4.63%	07/20/27	$7,800,720
10,000,000	Series 2025-CA, Class A3 (c)	4.11%	04/20/29	9,937,383
4,750,000	Series 2026-BA, Class A3 (c)	4.52%	11/20/29	4,740,116
	Symphony CLO XXII Ltd.
407,405	Series 2020-22A, Class A1AR, 3 Mo. CME Term SOFR + 1.18% (a) (c)	4.91%	04/18/33	407,612
	Symphony CLO XXIX Ltd.
3,200,000	Series 2021-29A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.75%	10/15/35	3,202,189
	Symphony CLO XXXII Ltd.
3,176,000	Series 2022-32A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.75%	10/23/35	3,178,197
	TCI-Flatiron CLO Ltd.
2,546,451	Series 2018-1A, Class AR2, 3 Mo. CME Term SOFR + 0.95% (a) (c)	4.78%	07/29/35	2,548,273
	TCW CLO Ltd.
467,093	Series 2020-1A, Class A1R3, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.78%	04/20/34	467,382
	Texas Debt Capital CLO Ltd.
2,500,000	Series 2024-1A, Class XR, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.75%	07/22/39	2,502,928
	Thayer Park CLO Ltd.
1,527,806	Series 2017-1A, Class A1RR, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.73%	04/20/34	1,529,679
	THL Credit Wind River CLO Ltd.
624,880	Series 2017-3A, Class AR2, 3 Mo. CME Term SOFR + 1.20% (a) (c)	4.95%	04/15/35	625,724
	T-Mobile U.S. Trust
17,000,000	Series 2024-2A, Class A (c)	4.25%	05/21/29	17,006,477
6,807,000	Series 2025-2A, Class A (c)	4.34%	04/22/30	6,805,687
10,000,000	Series 2026-1A, Class A (c)	4.25%	10/21/30	9,940,054
	Toyota Auto Receivables Owner Trust
613,518	Series 2022-D, Class A3	5.30%	09/15/27	614,205
942,629	Series 2023-B, Class A3	4.71%	02/15/28	944,105
3,397,575	Series 2023-D, Class A3	5.54%	08/15/28	3,420,019
8,440,030	Series 2024-A, Class A3	4.83%	10/16/28	8,466,180
2,028,549	Series 2025-B, Class A2A	4.46%	03/15/28	2,030,332
1,919,762	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.54% (a)	4.17%	03/15/28	1,920,828
	Toyota Lease Owner Trust
13,534,883	Series 2026-A, Class A2A (c)	3.70%	02/22/28	13,495,256
5,000,000	Series 2026-A, Class A3 (c)	3.82%	02/20/29	4,955,887
	Tralee CLO V Ltd.
5,000,000	Series 2018-5A, Class A1RR, 3 Mo. CME Term SOFR + 1.08% (a) (c)	4.81%	10/20/34	5,005,125
	Trimaran Cavu Ltd.
6,500,000	Series 2021-1A, Class AR, 3 Mo. CME Term SOFR + 1.42% (a) (c)	5.17%	07/23/37	6,500,322
1,000,000	Series 2021-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.21% (a) (c)	5.20%	01/18/35	1,001,445

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Trinitas CLO XIV Ltd.
$760,930	Series 2020-14A, Class A1R2, 3 Mo. CME Term SOFR + 1.10% (a) (c)	4.91%	01/25/34	$761,589
	Trinitas CLO XIX Ltd.
153,508	Series 2022-19A, Class A1R, 3 Mo. CME Term SOFR + 1.11% (a) (c)	4.84%	10/20/33	153,615
	Trinitas CLO XV Ltd.
9,299,681	Series 2021-15A, Class A1R, 3 Mo. CME Term SOFR + 1.12% (a) (c)	4.85%	04/22/34	9,310,850
	Trinitas CLO XVI Ltd.
5,000,000	Series 2021-16A, Class A1R, 3 Mo. CME Term SOFR + 1.13% (a) (c)	4.86%	07/20/34	5,005,130
	Trinitas CLO XX Ltd.
250,000	Series 2022-20A, Class A1R, 3 Mo. CME Term SOFR + 1.04% (a) (c)	4.77%	07/20/35	250,088
	USB Auto Owner Trust
3,810,369	Series 2025-1A, Class A2 (c)	4.51%	06/15/28	3,812,191
	Venture 32 CLO Ltd.
10,526	Series 2018-32A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (c)	5.09%	07/18/31	10,540
	Venture 34 CLO Ltd.
64,383	Series 2018-34A, Class AR, 3 Mo. CME Term SOFR + 1.28% (a) (c)	5.03%	10/15/31	64,415
	Venture 36 CLO Ltd.
60,335	Series 2019-36A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (c)	5.12%	04/20/32	60,369
	Venture 37 CLO Ltd.
342,276	Series 2019-37A, Class A1RR, 3 Mo. CME Term SOFR + 1.25% (a) (c)	5.00%	07/15/32	342,452
	Venture 42 CLO Ltd.
10,665,000	Series 2021-42A, Class A1AR, 3 Mo. CME Term SOFR + 1.05% (a) (c)	4.80%	04/15/34	10,670,059
	Venture 44 CLO Ltd.
500,000	Series 2021-44A, Class A1NR, 3 Mo. CME Term SOFR + 1.14% (a) (c)	4.87%	10/20/34	500,580
	Verizon Master Trust
6,196,000	Series 2023-3, Class A (c)	4.73%	04/21/31	6,220,188
12,510,000	Series 2025-3, Class A1A	4.51%	03/20/30	12,530,184
12,500,000	Series 2025-3, Class A1B, 30 Day Average SOFR + 0.55% (a)	4.18%	03/20/30	12,519,042
4,306,000	Series 2025-9, Class A1A	3.96%	10/21/30	4,284,937
	Vibrant CLO XI Ltd.
2,500,000	Series 2019-11A, Class X, 3 Mo. CME Term SOFR + 1.00% (a) (c)	4.73%	04/20/39	2,501,516
	Vibrant CLO XII Ltd.
579,327	Series 2021-12A, Class A1A2, 3 Mo. CME Term SOFR + 1.15% (a) (c)	4.88%	04/20/34	579,743
	Volkswagen Auto Lease Trust
8,475,981	Series 2024-A, Class A3	5.21%	06/21/27	8,487,113
5,000,000	Series 2026-A, Class A3	4.17%	03/20/29	4,974,769
	Volkswagen Auto Loan Enhanced Trust
3,173,912	Series 2025-1, Class A2A	4.51%	01/20/28	3,175,877
1,029,822	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.44% (a)	4.06%	01/20/28	1,030,093

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
$467,522	Series 2019-3A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (c)	5.09%	10/17/32	$468,260
	Westlake Automobile Receivables Trust
2,641,732	Series 2025-2A, Class A2A (c)	4.66%	09/15/28	2,644,865
2,641,732	Series 2025-2A, Class A2B, 30 Day Average SOFR + 0.58% (a) (c)	4.21%	09/15/28	2,643,279
2,371,691	Series 2025-3A, Class A2 (c)	4.31%	04/17/28	2,371,766
1,280,608	Series 2025-P1, Class A2 (c)	4.65%	02/15/28	1,281,525
10,556,000	Series 2025-P1, Class A4 (c)	4.66%	04/15/30	10,570,825
10,000,000	Series 2026-1A, Class A2A (c)	4.02%	09/15/28	9,990,563
9,499,000	Series 2026-P1, Class A3 (c)	3.92%	03/15/30	9,424,291
4,000,000	Series 2026-P2, Class A3 (c)	4.59%	07/15/30	3,999,416
	Wind River CLO Ltd.
994,633	Series 2016-1KRA, Class A1R3, 3 Mo. CME Term SOFR + 1.06% (a) (c)	4.81%	10/15/34	995,102
1,400,000	Series 2021-2A, Class A1R, 3 Mo. CME Term SOFR + 1.11% (a) (c)	4.84%	07/20/34	1,401,100
250,000	Series 2021-4A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (c)	4.96%	01/20/35	250,124
	World Omni Auto Receivables Trust
486,147	Series 2023-A, Class A3	4.83%	05/15/28	486,435
1,814,663	Series 2025-B, Class A2A	4.38%	08/15/28	1,815,806
1,810,137	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.47% (a)	4.10%	08/15/28	1,810,847
3,582,014	Series 2025-D, Class A2A	3.91%	02/15/29	3,580,421
	World Omni Automobile Lease Securitization Trust
1,008,262	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.39% (a)	4.02%	12/15/27	1,008,407
	World Omni Select Auto Trust
6,000,000	Series 2026-A, Class A2A	4.52%	07/15/30	5,998,826
	Total Asset-Backed Securities			1,140,771,864
	(Cost $1,140,508,873)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 17.2%
	Aerospace/Defense — 0.2%
15,000,000	Honeywell Aerospace, Inc.	3.91%	08/04/26	14,995,185
	Banks — 2.7%
15,000,000	Canadian Imperial Bank of Commerce	3.93%	02/05/27	15,000,000
25,000,000	Commonwealth Bank of Australia	3.93%	02/12/27	25,000,000
20,000,000	National Australia Bank Ltd.	3.91%	10/06/26	20,000,000
20,000,000	Royal Bank of Canada	3.95%	01/25/27	20,000,000
25,000,000	Skandinaviska Enskilda Banken AB	3.93%	08/26/26	25,000,000
25,000,000	Svenska Handelsbanken AB	3.85%	08/14/26	25,000,000
25,000,000	Swedbank AB	3.96%	11/09/26	25,000,000
20,000,000	Westpac Banking Corp.	3.92%	02/23/27	19,995,519
				174,995,519

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Building Materials — 0.5%
$15,000,000	Amrize Finance U.S. LLC	4.11%	08/10/26	$14,984,807
15,000,000	Amrize Finance U.S. LLC	4.11%	08/13/26	14,979,743
				29,964,550
	Chemicals — 0.4%
8,300,000	EIDP, Inc.	4.14%	08/05/26	8,296,234
20,000,000	EIDP, Inc.	4.14%	08/07/26	19,986,388
				28,282,622
	Commercial Services — 0.9%
30,000,000	Global Payments, Inc.	4.09%-4.24%	08/03/26	29,993,156
15,000,000	Global Payments, Inc.	4.24%	08/05/26	14,993,031
15,000,000	Quanta Services, Inc.	3.99%	08/03/26	14,996,724
				59,982,911
	Diversified Financial Services — 0.9%
20,000,000	Intercontinental Exchange, Inc.	4.02%	08/18/26	19,962,649
20,000,000	LSEG U.S. Fin Corp.	3.98%	08/04/26	19,993,454
20,000,000	Nasdaq, Inc.	3.96%	08/05/26	19,991,333
				59,947,436
	Electric — 0.4%
10,800,000	DTE Electric Co.	3.91%	08/07/26	10,793,068
15,000,000	DTE Electric Co.	3.87%	08/12/26	14,982,528
				25,775,596
	Environmental Control — 0.8%
15,000,000	Republic Services, Inc.	3.96%	08/06/26	14,991,873
20,000,000	Waste Management, Inc.	3.89%	08/05/26	19,991,480
15,000,000	Waste Management, Inc.	3.92%	08/18/26	14,972,655
				49,956,008
	Food — 0.7%
25,000,000	McCormick & Co, Inc.	3.99%	08/11/26	24,972,727
20,000,000	Mondelez International, Inc.	3.97%	08/05/26	19,991,313
				44,964,040
	Healthcare-Products — 0.8%
20,000,000	Boston Scientific Corp.	3.94%	08/07/26	19,987,050
18,000,000	Boston Scientific Corp.	3.98%	08/17/26	17,968,669
14,200,000	Boston Scientific Corp.	3.98%	08/18/26	14,173,750
				52,129,469
	Insurance — 0.2%
10,000,000	Marsh & McLennan Cos., Inc.	3.99%	08/12/26	9,987,992
	Oil & Gas — 0.6%
15,000,000	Canadian Natural Resources Ltd.	3.85%	08/04/26	14,995,260
15,000,000	Canadian Natural Resources Ltd.	3.88%	08/11/26	14,984,077
9,000,000	Canadian Natural Resources Ltd.	3.87%	08/13/26	8,988,564
				38,967,901
	Packaging & Containers — 1.1%
20,000,000	Amcor Flexibles North America, Inc.	4.02%	08/20/26	19,958,250
10,000,000	Molson Coors Beverage Co.	4.07%	08/12/26	9,987,764
15,000,000	Mondelez International, Inc.	3.95%	08/03/26	14,996,751

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Packaging & Containers (Continued)
$15,000,000	WRKCo, Inc.	4.01%	08/03/26	$14,996,703
15,000,000	WRKCo, Inc.	3.95%	08/13/26	14,980,546
				74,920,014
	Pharmaceuticals — 1.0%
10,500,000	Becton Dickinson & Co.	3.96%	08/03/26	10,497,719
15,000,000	Becton Dickinson & Co.	3.97%	08/26/26	14,959,322
42,600,000	Cencora, Inc.	3.90%	08/03/26	42,590,888
				68,047,929
	Pipelines — 1.8%
15,000,000	Enbridge, Inc.	4.00%	08/06/26	14,991,792
40,000,000	Enterprise Products Operating LLC	3.86%	08/03/26	39,991,533
60,000,000	Targa Resources Corp.	3.94%	08/03/26	59,987,065
				114,970,390
	Retail — 2.0%
15,000,000	Alimentation Couche-Tard, Inc.	3.97%	08/04/26	14,995,106
15,000,000	Alimentation Couche-Tard, Inc.	3.95%	08/06/26	14,991,893
15,000,000	Alimentation Couche-Tard, Inc.	3.99%	08/11/26	14,983,605
65,000,000	AutoNation, Inc.	4.09%	08/03/26	64,985,446
20,000,000	O’Reilly Automotive, Inc.	4.01%	08/13/26	19,973,652
				129,929,702
	Shipbuilding — 0.8%
49,400,000	Huntington Ingalls Industries, Inc.	4.12%	08/03/26	49,388,856
	Software — 1.1%
20,000,000	Autodesk, Inc.	4.13%	08/20/26	19,957,086
15,000,000	Fidelity National Information Services, Inc.	4.02%	08/06/26	14,991,736
20,000,000	Fidelity National Information Services, Inc.	3.99%	08/10/26	19,980,339
18,000,000	Fidelity National Information Services, Inc.	4.01%	08/20/26	17,962,471
				72,891,632
	Water — 0.3%
20,000,000	American Water Capital Corp.	3.96%	08/12/26	19,976,159
	Total Commercial Paper			1,120,073,911
	(Cost $1,120,073,911)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 9.2%
	Banks — 5.9%
25,000,000	Bank of Montreal, SOFR + 0.62% (a)	4.28%	01/13/28	25,058,130
15,000,000	Bank of Montreal (b)	4.06%	09/22/28	14,909,303
4,996,000	Barclays PLC	4.34%	01/10/28	4,973,306
9,412,000	Barclays PLC (b)	5.09%	02/25/29	9,441,196
10,000,000	Barclays PLC (b)	4.22%	05/24/30	9,780,946
12,000,000	Canadian Imperial Bank of Commerce (b)	4.51%	09/11/27	11,999,569
9,850,000	Canadian Imperial Bank of Commerce, SOFR Compounded Index + 0.93% (a)	4.58%	09/11/27	9,856,554
20,000,000	Canadian Imperial Bank of Commerce (b)	4.24%	09/08/28	19,915,633

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$5,000,000	Canadian Imperial Bank of Commerce, SOFR + 1.03% (a)	4.68%	03/30/29	$5,031,379
20,000,000	Cooperatieve Rabobank U.A., SOFR Compounded Index + 0.62% (a)	4.27%	08/28/26	20,006,009
27,904,000	Cooperatieve Rabobank U.A. (b) (c)	3.65%	04/06/28	27,727,890
15,000,000	Danske Bank A/S (b) (c)	5.43%	03/01/28	15,071,048
4,393,000	DNB Bank ASA (b) (c)	1.61%	03/30/28	4,312,855
8,814,000	ING Groep NV (b)	4.02%	03/28/28	8,784,083
15,000,000	Lloyds Banking Group PLC (b)	5.46%	01/05/28	15,063,063
10,000,000	Lloyds Banking Group PLC (b)	3.57%	11/07/28	9,865,331
10,000,000	Lloyds Banking Group PLC (b)	4.24%	02/10/30	9,834,071
10,000,000	Royal Bank of Canada (b)	4.72%	03/27/28	10,014,015
5,000,000	Royal Bank of Canada (b)	4.97%	01/24/29	5,024,580
5,000,000	Royal Bank of Canada (b)	4.50%	08/06/29	4,976,711
20,000,000	Skandinaviska Enskilda Banken AB, SOFR Compounded Index + 0.68% (a) (c)	4.33%	03/12/29	20,063,151
25,000,000	Svenska Handelsbanken, SOFR + 0.27% (a)	3.92%	02/11/27	24,999,273
15,000,000	Svenska Handelsbanken, SOFR + 0.27% (a)	3.92%	03/03/27	15,003,480
20,000,000	Toronto-Dominion Bank (The), Series F, SOFR + 0.58% (a)	4.24%	01/13/28	20,033,572
5,385,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	5,407,384
10,000,000	UBS AG (b)	4.86%	01/10/28	10,016,093
20,000,000	UBS AG, SOFR + 0.81% (a)	4.46%	03/16/29	20,066,676
24,401,000	UBS Group AG (b) (c)	4.70%	08/05/27	24,400,878
				381,636,179
	Food — 0.3%
20,000,000	Mondelez International Holdings Netherlands B.V. (c)	1.25%	09/24/26	19,914,200
	Healthcare-Products — 0.4%
27,395,000	Smith & Nephew PLC	5.15%	03/20/27	27,506,880
	Healthcare-Services — 0.3%
20,000,000	Icon Investments Six DAC	5.81%	05/08/27	20,148,956
	Leisure Time — 0.2%
15,000,000	VOC Escrow Ltd. (c)	5.00%	02/15/28	14,960,111
	Packaging & Containers — 0.5%
30,495,000	CCL Industries, Inc. (c)	3.25%	10/01/26	30,427,851
	Pipelines — 0.7%
10,473,000	Enbridge, Inc.	1.60%	10/04/26	10,425,371
15,000,000	Enbridge, Inc.	5.90%	11/15/26	15,047,464
20,000,000	Enbridge, Inc.	4.25%	12/01/26	19,990,595
				45,463,430
	Retail — 0.5%
15,000,000	Alimentation Couche-Tard, Inc. (c)	3.55%	07/26/27	14,872,626
15,000,000	Alimentation Couche-Tard, Inc. (c)	4.15%	09/29/28	14,839,489
				29,712,115
	Transportation — 0.4%
20,000,000	Canadian Pacific Railway Co.	1.75%	12/02/26	19,831,870
10,000,000	Canadian Pacific Railway Co.	4.00%	03/15/29	9,821,598
				29,653,468
	Total Foreign Corporate Bonds and Notes			599,423,190
	(Cost $600,032,960)

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES — 7.1%
	Collateralized Mortgage Obligations — 6.3%
	Barclays Mortgage Loan Trust
$8,026,974	Series 2025-NQM3, Class A1A, steps up to 6.64% on 06/01/2029 (c) (d)	5.64%	05/25/65	$8,027,060
	BRAVO Residential Funding Trust
2,388,978	Series 2021-NQM1, Class A1 (c)	0.94%	02/25/49	2,247,811
7,449,753	Series 2025-NQM5, Class A1 (c) (f)	5.50%	02/25/65	7,444,279
	CIM Trust
464,440	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (c)	4.73%	02/25/49	451,310
386,111	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (c)	4.68%	05/25/49	370,789
3,175,624	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (c)	4.68%	08/25/49	3,088,858
	COLT Mortgage Loan Trust
1,149,569	Series 2020-2R, Class A1 (c)	1.33%	10/26/65	1,093,003
4,522,490	Series 2025-12, Class A1FC, steps up to 5.94% on 01/01/2030 (c) (d)	4.94%	01/26/71	4,482,663
	Connecticut Avenue Securities Trust
2,967,024	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	05/25/44	2,970,785
18,833,471	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	07/25/44	18,858,228
3,038,982	Series 2024-R06, Class 1A1, 30 Day Average SOFR + 1.15% (a) (c)	4.77%	09/25/44	3,046,693
4,948,583	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	01/25/45	4,951,811
11,697,919	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	02/25/45	11,708,758
7,957,389	Series 2025-R03, Class 2A1, 30 Day Average SOFR + 1.45% (a) (c)	5.07%	03/25/45	7,994,562
11,292,780	Series 2025-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	05/25/45	11,307,312
10,538,460	Series 2025-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	07/25/45	10,556,011
14,898,341	Series 2025-R06, Class 1A1, 30 Day Average SOFR + 0.90% (a) (c)	4.52%	09/25/45	14,904,498
24,815,800	Series 2026-R01, Class 2A1, 30 Day Average SOFR + 0.85% (a) (c)	4.47%	01/25/46	24,812,795
15,590,657	Series 2026-R02, Class 1A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	02/25/46	15,607,938
9,005,559	Series 2026-R03, Class 2A1, 30 Day Average SOFR + 1.10% (a) (c)	4.72%	04/25/46	9,029,213
	Credit Suisse Mortgage Trust
1,882,858	Series 2019-AFC1, Class A1 (c)	3.57%	07/25/49	1,825,507
1,637,554	Series 2020-NQM1, Class A1 (c)	2.21%	05/25/65	1,575,512
	Cross Mortgage Trust
3,847,917	Series 2024-H7, Class A1 (a) (c)	5.59%	11/25/69	3,853,239
	EFMT
8,950,441	Series 2025-NQM6, Class A1FC, steps up to 5.97% on 12/01/2029 (c) (d)	4.97%	12/25/70	8,897,574

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
$10,971,875	Series 2025-DNA3, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	09/25/45	$10,984,171
11,925,000	Series 2025-DNA4, Class A1, 30 Day Average SOFR + 0.90% (a) (c)	4.52%	10/25/45	11,930,867
	Freddie Mac Structured Agency Credit Risk REMIC Trust
9,897,500	Series 2026-HQA1, Class A1, 30 Day Average SOFR + 1.00% (a) (c)	4.62%	05/25/46	9,933,224
	GCAT Trust
347,175	Series 2020-NQM1, Class A1 (c)	3.25%	01/25/60	344,987
	HOMES Trust
5,970,704	Series 2025-AFC1, Class A1, steps up to 6.73% on 01/01/2029 (c) (d)	5.73%	01/25/60	5,990,021
	JP Morgan Mortgage Trust
2,254,937	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.74%	02/25/50	2,208,110
122,954	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (c)	4.69%	03/25/50	120,579
1,402,293	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (c)	4.79%	09/25/49	1,383,067
2,619,618	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (c)	4.64%	07/25/50	2,527,200
16,133	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (c)	4.76%	06/25/50	16,130
24,796,934	Series 2024-CCM1, Class A4A (c)	5.50%	04/25/55	24,748,357
5,166,729	Series 2025-NQM4, Class A1 (c) (f)	4.95%	03/25/66	5,105,599
16,763,835	Series 2026-LTV1, Class A1 (c) (f)	5.42%	09/25/56	16,652,579
	MFA Trust
9,757,875	Series 2025-NQM2, Class A1, steps up to 6.68% on 05/01/2029 (c) (d)	5.68%	05/27/70	9,756,548
	MFRA Trust
16,393,237	Series 2025-NQM4, Class A1 (c) (f)	5.23%	08/25/70	16,269,706
	Morgan Stanley Residential Mortgage Loan Trust
8,621,735	Series 2025-NQM7, Class A1 (c)	4.98%	09/25/70	8,525,465
6,000,000	Series 2026-CLTR1, Class A1FC, steps up to 6.61% on 07/01/2030 (c) (d)	5.61%	07/25/68	6,002,685
	New Residential Mortgage Loan Trust
4,272,007	Series 2025-NQM7, Class A1FC, steps up to 5.95% on 12/01/2029 (c) (d)	4.95%	10/26/65	4,235,081
	OBX Trust
1,281,150	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (c)	4.66%	12/25/49	1,255,033
5,679,337	Series 2025-NQM21, Class A1FC, steps up to 5.92% on 11/01/2029 (c) (d)	4.92%	10/25/65	5,642,083
6,555,555	Series 2026-NQM4, Class A1FC, steps up to 6.08% on 03/01/2030 (c) (d)	5.08%	02/25/66	6,512,980
	PRKCM Trust
7,053,938	Series 2025-HOME1, Class A1A, steps up to 6.55% on 03/01/2029 (c) (d)	5.55%	02/25/60	7,058,708
	PRPM Trust
4,505,995	Series 2025-NQM4, Class A1 (c) (f)	4.98%	07/25/70	4,449,683

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM Trust (Continued)
$6,531,908	Series 2025-NQM6, Class A1 (c) (f)	4.99%	12/25/70	$6,449,342
5,464,175	Series 2025-NQM6, Class A1FC, steps up to 5.94% on 12/01/2029 (c) (d)	4.94%	12/25/70	5,423,563
13,634,718	Series 2026-NQM1, Class A1FC, steps up to 6.09% on 03/01/2030 (c) (d)	5.09%	02/25/71	13,504,600
4,778,394	Series 2026-NQM2, Class A1FC, steps up to 6.26% on 05/01/2030 (c) (d)	5.26%	04/25/71	4,758,138
	Santander Mortgage Asset Receivable Trust
18,467,848	Series 2026-NQM3, Class A1FC, steps up to 6.09% on 03/01/2030 (c) (d)	5.09%	03/25/66	18,332,203
	Starwood Mortgage Residential Trust
518,276	Series 2020-1, Class A1 (c)	2.28%	02/25/50	500,526
	Structured Agency Credit Risk
10,562,500	Series 2026-DNA1, Class A1, 30 Day Average SOFR + 0.85% (a) (c)	4.47%	02/25/46	10,561,304
	Verus Securitization Trust
6,000,000	Series 2026-R6, Class A1FC, steps up to 6.77% on 07/01/2030 (c) (d)	5.77%	07/25/68	6,026,760
				406,315,508
	Commercial Mortgage-Backed Securities — 0.8%
	Arbor Multifamily Mortgage Securities Trust
7,089,736	Series 2020-MF1, Class ASB (c)	2.58%	05/15/53	6,844,246
	BANK
46,811	Series 2017-BNK7, Class ASB	3.27%	09/15/60	46,565
2,229,208	Series 2018-BN15, Class ASB	4.29%	11/15/61	2,220,226
682,252	Series 2020-BN30, Class ASB	1.67%	12/15/53	644,761
	BBCMS Mortgage Trust
2,600,000	Series 2017-C1, Class A4	3.67%	02/15/50	2,582,819
7,200,000	Series 2018-C2, Class A4	4.05%	12/15/51	7,104,480
111,785	Series 2018-C2, Class ASB	4.24%	12/15/51	111,233
	Benchmark Mortgage Trust
3,133,094	Series 2019-B9, Class AAB	3.93%	03/15/52	3,104,149
3,557,626	Series 2021-B26, Class ASB	2.26%	06/15/54	3,413,988
	CD Mortgage Trust
44,248	Series 2016-CD2, Class ASB	3.35%	11/10/49	43,898
396,550	Series 2017-CD3, Class AAB	3.45%	02/10/50	395,872
	Citigroup Commercial Mortgage Trust
32,468	Series 2017-P7, Class AAB	3.51%	04/14/50	32,415
1,674,067	Series 2019-C7, Class AAB	3.04%	12/15/72	1,625,473
	CSAIL Commercial Mortgage Trust
11,417	Series 2017-CX10, Class ASB	3.33%	11/15/50	11,395
542,743	Series 2019-C15, Class ASB	3.90%	03/15/52	539,792
	Hilton USA Trust
1,000,000	Series 2016-HHV, Class A (c)	3.72%	11/05/38	997,519
	JPMCC Commercial Mortgage Securities Trust
727,802	Series 2017-JP5, Class ASB	3.55%	03/15/50	726,240
	Morgan Stanley Bank of America Merrill Lynch Trust
42,550	Series 2017-C33, Class ASB	3.40%	05/15/50	42,451
1,035,732	Series 2017-C34, Class ASB	3.35%	11/15/52	1,028,308

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Capital I
$4,770,000	Series 2017-HR2, Class A4	3.59%	12/15/50	$4,694,497
	UBS Commercial Mortgage Trust
9,391,000	Series 2017-C3, Class A3	3.17%	08/15/50	9,256,785
152,241	Series 2017-C6, Class ASB	3.50%	12/15/50	151,661
6,018,677	Series 2018-C9, Class ASB	4.09%	03/15/51	5,973,476
	Wells Fargo Commercial Mortgage Trust
1,007,241	Series 2017-C40, Class ASB	3.40%	10/15/50	1,002,283
41,734	Series 2017-C41, Class ASB	3.39%	11/15/50	41,547
				52,636,079
	Total Mortgage-Backed Securities			458,951,587
	(Cost $460,512,123)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.1%
	Collateralized Mortgage Obligations — 2.1%
	Fannie Mae Grantor Trust
14,113,940	Series 2017-T1, Class A	2.90%	06/25/27	13,921,325
	Federal Home Loan Mortgage Corporation
19,820,053	Series 460, Class HA	4.50%	07/25/29	19,724,376
24,447,401	Series 5250, Class FB, 30 Day Average SOFR + 0.64% (a)	4.26%	08/25/52	24,267,769
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
5,139,601	Series 2024-1, Class MA1	3.00%	11/25/63	5,112,452
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
14,763,333	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (c)	4.87%	08/25/44	14,819,803
9,700,427	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	01/25/45	9,710,493
5,716,791	Series 2025-DNA2, Class A1, 30 Day Average SOFR + 1.10% (a) (c)	4.72%	05/25/45	5,733,739
9,704,205	Series 2025-HQA1, Class A1, 30 Day Average SOFR + 0.95% (a) (c)	4.57%	02/25/45	9,714,466
	Federal National Mortgage Association
483,174	Series 2014-20, Class NA	3.00%	06/25/33	478,169
51,215	Series 2015-28, Class GC	2.50%	06/25/34	51,039
2,504,353	Series 2016-75, Class FC, 30 Day Average SOFR + CSA + 0.40% (a)	4.13%	10/25/46	2,489,024
2,199,163	Series 2016-90, Class FA, 30 Day Average SOFR + CSA + 0.40% (a)	4.13%	12/25/46	2,184,958
13,410,611	Series 2022-47, Class FA, 30 Day Average SOFR + 0.55% (a)	4.17%	08/25/52	13,298,682
14,352,593	Series 2025-39, Class CA	3.50%	02/25/36	14,110,242
	Seasoned Loans Structured Transaction Trust
2,960,995	Series 2018-2, Class A1	3.50%	11/25/28	2,886,325
				138,502,862
	Commercial Mortgage-Backed Securities — 1.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
3,336,065	Series K058, Class A2	2.65%	08/25/26	3,327,436
1,969,116	Series K064, Class A1	2.89%	10/25/26	1,962,805
369,595	Series K067, Class A1	2.90%	03/25/27	367,867
62,842	Series K070, Class A1	3.03%	04/25/27	62,488

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$4,918,918	Series K071, Class A1	3.07%	10/25/27	$4,873,671
509,506	Series K076, Class A1	3.73%	12/25/27	508,099
10,000,000	Series K078, Class A2	3.85%	06/25/28	9,880,442
8,752,533	Series K079, Class A1	3.73%	02/25/28	8,703,803
8,997,343	Series K080, Class A1	3.74%	04/25/28	8,937,311
4,284,898	Series K157, Class A1	3.99%	06/25/30	4,263,869
5,633,463	Series KF127, Class AS, 30 Day Average SOFR + 0.21% (a)	3.84%	12/25/28	5,603,761
1,373,166	Series KI07, Class A, 30 Day Average SOFR + 0.17% (a)	3.80%	09/25/26	1,371,962
317,473	Series KL1E, Class A1E	2.84%	02/25/27	315,637
619,277	Series KW08, Class A1	3.42%	02/25/28	616,865
	Federal National Mortgage Association
267,002	Series 2016-M12, Class A2	2.43%	09/25/26	266,288
1,235,793	Series 2017-M7, Class A2	2.96%	02/25/27	1,225,961
2,404,981	Series 2018-M15, Class APT (g)	3.05%	12/25/26	2,392,726
2,186,128	Series 2018-M7, Class A2 (f)	3.03%	03/25/28	2,142,849
7,479,545	Series 2018-M8, Class A2 (f)	3.30%	06/25/28	7,339,641
	Federal National Mortgage Association Alternative Credit Enhancement Securities
1,785,631	Series 2017-M8, Class A2	3.06%	05/25/27	1,768,231
				65,931,712
	Total U.S. Government Agency Mortgage-Backed Securities			204,434,574
	(Cost $204,838,956)
U.S. GOVERNMENT BONDS AND NOTES — 2.7%
64,000,000	U.S. Treasury Note	3.88%	07/31/27	63,815,142
112,370,000	U.S. Treasury Note	4.13%	06/30/28	112,084,686
	Total U.S. Government Bonds and Notes			175,899,828
	(Cost $175,883,101)

	Total Investments — 100.3%			6,519,053,001
	(Cost $6,525,171,918)
	Net Other Assets and Liabilities — (0.3)%			(17,305,997)
	Net Assets — 100.0%			$6,501,747,004

(a)	Floating or variable rate security.
(b)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $1,723,791,861 or 26.5% of net assets.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2026, securities noted as such are valued at $8,999,648 or 0.1% of net assets.

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$2,819,498,047	$—	$2,819,498,047	$—
Asset-Backed Securities	1,140,771,864	—	1,140,771,864	—
Commercial Paper*	1,120,073,911	—	1,120,073,911	—
Foreign Corporate Bonds and Notes*	599,423,190	—	599,423,190	—
Mortgage-Backed Securities	458,951,587	—	458,951,587	—
U.S. Government Agency Mortgage-Backed Securities	204,434,574	—	204,434,574	—
U.S. Government Bonds and Notes	175,899,828	—	175,899,828	—
Total Investments	$6,519,053,001	$—	$6,519,053,001	$—

*	See Portfolio of Investments for industry breakout.